United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas January 26, 2010
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1314    15894 SH       Sole                    15894
AT&T Inc.                      COM              00206r102      363    12961 SH       Sole                    12961
American Express Co            COM              025816109     1289    31800 SH       Sole                    31800
Amgen Inc                      COM              031162100     1006    17785 SH       Sole                    17785
Anadarko Pete Corp             COM              032511107      350     5600 SH       Sole                     5600
BJ Services                    COM              055482103     1189    63950 SH       Sole                    63950
BP Amoco PLC ADR               COM              055622104      385     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      288    11425 SH       Sole                    11425
CSX Corp                       COM              126408103      292     6030 SH       Sole                     6030
CVS/Caremark Corp              COM              126650100     1098    34101 SH       Sole                    34101
Cisco Systems Inc              COM              17275r102     1833    76566 SH       Sole                    76566
Citigroup Inc.                 COM              172967101      168    50649 SH       Sole                    50649
Coca Cola Co                   COM              191216100      889    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1723    89216 SH       Sole                    89216
EMC Corp.                      COM              268648102     1437    82268 SH       Sole                    82268
Expeditors Intl Wash           COM              302130109     1314    37800 SH       Sole                    37800
Exxon Mobil Corp               COM              302290101     1394    20447 SH       Sole                    20447
Fluor Corp                     COM              343412102      968    21500 SH       Sole                    21500
General Electric Co.           COM              369604103     1342    88727 SH       Sole                    88727
International Business Machine COM              459200101     2759    21075 SH       Sole                    21075
L3 Communications              COM              502424104     1274    14650 SH       Sole                    14650
Lowes Cos Inc                  COM              548661107     1345    57524 SH       Sole                    57524
Medtronic Inc                  COM              585055106     1083    24625 SH       Sole                    24625
Microsoft Corp                 COM              594918104     1626    53347 SH       Sole                    53347
Monsanto Co                    COM              61166w101     1344    16442 SH       Sole                    16442
Oceaneering Intl               COM              675232102      234     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1738    70844 SH       Sole                    70844
Pepsico Inc                    COM              713448108     1185    19483 SH       Sole                    19483
Pfizer Inc                     COM              717081103      913    50184 SH       Sole                    50184
Pitney Bowes Inc               COM              724479100      379    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1273    19565 SH       Sole                    19565
Scotts Companies               COM              810186106     1215    30900 SH       Sole                    30900
Southwestern Energy            COM              845467109     1352    28050 SH       Sole                    28050
Stryker Corp                   COM              863667101     1053    20900 SH       Sole                    20900
Tellabs Inc                    COM              879664100      118    20850 SH       Sole                    20850
Transocean Sedco Forex         COM              8817h1009      903    10908 SH       Sole                    10908
United Parcel Service          COM              911312106      928    16175 SH       Sole                    16175
United Technologies            COM              913017109     2261    32574 SH       Sole                    32574
Wal Mart Stores Inc            COM              931142103     3413    63847 SH       Sole                    63847
Windstream Corp                COM              9738w1041      197    17885 SH       Sole                    17885
Zimmer Holdings, Inc.          COM              98956p102     1156    19560 SH       Sole                    19560
Vanguard Growth ETF            IDX              922908736      204     3850 SH       Sole                     3850
iShares Russell 2000 Growth In IDX              464287648      829    12175 SH       Sole                    12175
iShares Russell 2000 Index Fun IDX              464287655      670    10735 SH       Sole                    10735
iShares Russell Midcap         IDX              464287499      369     4475 SH       Sole                     4475
iShares S & P 500              IDX              464287200      451     4035 SH       Sole                     4035
iShares S&P 500 Growth         IDX              464287309     1499    25850 SH       Sole                    25850
ishares MSCI EAFE Index        IDX              464287465      358     6475 SH       Sole                     6475
ishares Russell 1000 Growth In IDX              464287614     5343   107175 SH       Sole                   107175
ishares Russell Mid Cap Growth IDX              464287481     1171    25835 SH       Sole                    25835
ishares S&P 1500               IDX              464287150      275     5475 SH       Sole                     5475

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Tablle Value Total: $57,562


List of Other Included Managers:
No.		13F File Number		Name

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